Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of deposits and related interest expense

	2021	2020

	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$4,805,999	$3,781,277
Foreign	1,032,527	934,537
Total demand non-interest bearing	5,838,526	4,715,814
Savings and interest bearing demand
Domestic	3,555,279	2,919,314
Foreign	1,035,269	933,191
Total savings and interest bearing demand	4,590,548	3,852,505
Time, certificates of deposit $100,000 or more
Domestic	794,757	797,692
Foreign	866,160	822,387
Less than $100,000
Domestic	286,499	291,473
Foreign	241,387	241,989
Total time, certificates of deposit	2,188,803	2,153,541
Total deposits	$12,617,877	$10,721,860

	2021	2020	2019

	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$3,268	$5,098	$13,462
Foreign	842	1,260	2,917
Total savings and interest bearing demand	4,110	6,358	16,379
Time, certificates of deposit $100,000 or more
Domestic	6,652	8,827	7,804
Foreign	3,452	7,536	9,407
Less than $100,000
Domestic	984	1,781	2,232
Foreign	567	1,086	1,527
Total time, certificates of deposit	11,655	19,230	20,970
Total interest expense on deposits	$15,765	$25,588	$37,349

Scheduled maturities of time deposits

Scheduled maturities of time deposits as of December 31, 2021 were as follows:

Total
(in thousands)
2022	$2,071,684
2023	86,480
2024	20,788
2025	9,608
2026	231
Thereafter	12
Total	$2,188,803

Scheduled maturities of time deposits in amounts of $100,000 or more

Total
(in thousands)
Due within 3 months or less	$677,946
Due after 3 months and within 6 months	407,731
Due after 6 months and within 12 months	506,392
Due after 12 months	68,848
$1,660,917